Stock-based Compensation - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Number of Options
Outstanding, beginning balance (in shares)	39,246,696	30,780,382	24,025,493
Exercised (in shares)	(6,199,287)	(1,670,778)	(171,428)
Granted (in shares)	12,189,367	12,255,668	10,533,973
Forfeited (in shares)	(3,329,225)	(2,118,576)	(3,607,656)
Outstanding, ending balance (in shares)	41,907,551	39,246,696	30,780,382	24,025,493
Vested and exercisable (in shares)	25,718,277
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 3.19	$ 2.72	$ 2.23
Exercised (in dollars per share)	4.61	0.32	1.54
Granted (in dollars per share)	9.09	4.04	3.92
Forfeited (in dollars per share)	3.94	3.56	3.07
Outstanding, beginning balance (in dollars per share)	4.63	$ 3.19	$ 2.72	$ 2.23
Vested and exercisable (in dollars per share)	$ 3.16
Outstanding, Weighted Average Remaining Term	6 years 8 months 15 days	7 years 2 months 15 days	7 years 1 month 17 days	7 years 25 days
Vested and exercisable, Weighted Average Remaining Term	5 years 4 months 17 days
Outstanding, aggregate intrinsic value	$ 92,370
Vested and exercisable, aggregate intrinsic value	$ 77,069
Shares issued upon early exercise of unvested stock options (in shares)		1,838,207